Quarterly Holdings Report
for
Fidelity® Focused High Income Fund
January 31, 2025
FFH-NPRT3-0425
1.813015.120
Asset-Backed Securities - 0.4%
	Principal Amount (a)	Value ($)
GRAND CAYMAN (UK OVERSEAS TER) - 0.4%
Ammc Clo 24 Ltd Series 2024-24A Class ER, CME Term SOFR 3 month Index + 6.5%, 10.7932% 1/20/2035 (b)(c)(d)	150,000	150,096
Carlyle US Clo Ltd Series 2024-6A Class E, CME Term SOFR 3 month Index + 5.75%, 10.2067% 10/25/2037 (b)(c)(d)	150,000	154,004
CIFC Funding Ltd Series 2025-4A Class D2R, CME Term SOFR 3 month Index + 3.75%, 0% 1/17/2038 (b)(c)(d)	100,000	100,039
Oha Credit Partners VII Ltd Series 2025-7A Class D1R4, CME Term SOFR 3 month Index + 2.5%, 2.5% 2/20/2038 (b)(c)(d)	150,000	149,999
Palmer Square Loan Funding Ltd Series 2024-2A Class D, CME Term SOFR 3 month Index + 4.7%, 9.15% 1/15/2033 (b)(c)(d)	250,000	252,105
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		806,243
TOTAL ASSET-BACKED SECURITIES (Cost $800,000)		806,243

Bank Loan Obligations - 3.8%
	Principal Amount (a)	Value ($)
UNITED KINGDOM - 0.1%
Communication Services - 0.1%
Media - 0.1%
Clear Channel International BV Tranche B 1LN, term loan 7.5% 4/1/2027 (e)	200,000	200,250
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
EG America LLC Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.6074% 2/7/2028 (b)(c)(e)	4,988	5,045
TOTAL UNITED KINGDOM		205,295
UNITED STATES - 3.7%
Communication Services - 0.1%
Interactive Media & Services - 0.0%
TripAdvisor Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0616% 7/8/2031 (b)(c)(e)	14,963	15,013
Media - 0.1%
Sinclair Television Group Inc Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.9261% 9/30/2026 (b)(c)(e)	209,572	209,137
Consumer Discretionary - 1.1%
Automobile Components - 0.0%
Clarios Global LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 0% 1/14/2032 (b)(c)(e)(f)	70,000	70,088
Broadline Retail - 0.0%
Great Outdoors Group LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5521% 1/23/2032 (b)(c)(e)	50,000	50,292
Distributors - 0.0%
Gloves Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 0% 1/20/2032 (b)(c)(e)(f)	30,000	29,938
Diversified Consumer Services - 0.3%
Spin Holdco Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.7058% 3/4/2028 (b)(c)(e)	368,088	307,070
TKC Holdings Inc 1LN, term loan 13.5% 2/14/2027 (c)(e)	265,000	245,787
		552,857
Hotels, Restaurants & Leisure - 0.5%
Bulldog Purchaser Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.0461% 6/30/2031 (b)(c)(e)	224,438	224,859
Horizon US Finco LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.6768% 12/22/2031 (b)(c)(e)	190,000	189,288
MajorDrive Holdings IV LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5904% 6/1/2028 (b)(c)(e)	204,470	197,277
Wok Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 6.25%, 10.5408% 3/1/2026 (b)(c)(e)	154,590	149,114
		760,538
Household Durables - 0.3%
TGP Holdings III LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6616% 6/29/2028 (b)(c)(e)	304,978	296,182
Weber-Stephen Products LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6761% 10/30/2027 (b)(c)(e)	209,332	208,514
		504,696
Specialty Retail - 0.0%
Kodiak BP LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.0461% 11/26/2031 (b)(c)(e)	45,000	44,994
TOTAL CONSUMER DISCRETIONARY		2,013,403

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
CVR CHC LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 0% 12/30/2027 (b)(c)(e)(f)	40,000	40,100
Financials - 0.4%
Financial Services - 0.2%
Dragon Buyer Inc 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5788% 9/30/2031 (b)(c)(e)	20,000	20,086
Nexus Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.3116% 7/18/2031 (b)(c)(e)	299,250	300,067
		320,153
Insurance - 0.2%
Acrisure LLC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3116% 11/6/2030 (b)(c)(e)	5,000	5,004
Alliant Hldgs Intermediate LLC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0521% 9/19/2031 (b)(c)(e)	282,146	282,958
Asurion LLC Tranche B10 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.4116% 8/19/2028 (b)(c)(e)	199,490	199,075
		487,037
TOTAL FINANCIALS		807,190

Health Care - 0.1%
Health Care Providers & Services - 0.1%
Cano Health LLC 1LN, term loan CME Term SOFR 3 month Index + 1%, 5.3288% 6/28/2029 (b)(c)(e)	124,962	118,401
Industrials - 0.5%
Aerospace & Defense - 0.0%
Goat Holdco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 0% 12/10/2031 (b)(c)(e)(f)	20,000	20,040
Kaman Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 0% 1/30/2032 (b)(c)(e)(f)	50,259	50,322
Kaman Corp Tranche B-DD 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 0% 1/30/2032 (b)(c)(e)(f)	4,741	4,747
		75,109
Commercial Services & Supplies - 0.1%
ABG Intermediate Holdings 2 LLC Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5603% 12/21/2028 (b)(c)(e)	136,632	137,218
Ensemble RCM LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.2908% 8/1/2029 (b)(c)(e)	24,875	25,069
		162,287
Ground Transportation - 0.3%
Genesee & Wyoming Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 1.75%, 6.0788% 4/10/2031 (b)(c)(e)	394,013	393,544
Passenger Airlines - 0.0%
Spirit Airlines Inc Tranche DIP 1LN, term loan CME Term SOFR 3 month Index + 7%, 11.3021% 11/30/2025 (b)(c)(e)	67,939	68,023
Professional Services - 0.1%
Cast & Crew LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.0616% 12/30/2028 (b)(c)(e)	204,473	192,971
TOTAL INDUSTRIALS		891,934

Information Technology - 0.7%
IT Services - 0.2%
Constant Contact Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5636% 2/10/2028 (b)(c)(e)	414,099	377,865
Software - 0.4%
Ascend Learning LLC 2LN, term loan CME Term SOFR 1 month Index + 5.75%, 10.1616% 12/10/2029 (b)(c)(e)	23,510	23,404
Ascend Learning LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 0% 12/10/2028 (b)(c)(e)	190,621	190,293
Ellucian Holdings Inc 2LN, term loan CME Term SOFR 1 month Index + 4.75%, 9.0616% 11/15/2032 (b)(c)(e)	100,000	102,313
Leia Finco US LLC 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5352% 10/9/2031 (b)(c)(e)	405,000	405,146
		721,156
Technology Hardware, Storage & Peripherals - 0.1%
Sandisk Corp/DE Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 0% 12/15/2031 (b)(c)(e)(f)	300,000	295,689
TOTAL INFORMATION TECHNOLOGY		1,394,710

Materials - 0.5%
Chemicals - 0.5%
American Rock Salt Co LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.7755% 6/4/2028 (b)(c)(e)	486,224	437,198
American Rock Salt Co LLC Tranche 1ST OUT DD TL 1LN, term loan CME Term SOFR 3 month Index + 6.5%, 4.3476% 6/12/2028 (b)(c)(e)(g)	152,552	154,333
American Rock Salt Co LLC Tranche 1ST OUT TL B 1LN, term loan CME Term SOFR 3 month Index + 6.5%, 11.7755% 6/12/2028 (b)(c)(e)	143,031	144,700
Herens US Holdco Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.925%, 8.3538% 7/3/2028 (b)(c)(e)	204,488	199,142
Hexion Holdings Corp 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.3021% 3/15/2029 (b)(c)(e)	89,775	89,837
		1,025,210
Construction Materials - 0.0%
Eco Material Technologies Inc 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 0% 2/4/2032 (b)(c)(e)(f)	20,000	19,950
White Cap Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5616% 10/19/2029 (b)(c)(e)	4,988	4,996
		24,946
TOTAL MATERIALS		1,050,156

Utilities - 0.3%
Electric Utilities - 0.1%
WEC US Holdings Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.587% 1/20/2031 (b)(c)(e)	255,466	256,125
Independent Power and Renewable Electricity Producers - 0.2%
Natgasoline LLC Tranche B 1LN, term loan CME Term SOFR 6 month Index + 3.5%, 8.219% 11/14/2025 (b)(c)(e)	199,454	198,457
Win Waste Innovations Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.1761% 3/25/2028 (b)(c)(e)	204,470	198,357
		396,814
TOTAL UTILITIES		652,939

TOTAL UNITED STATES		7,192,983
TOTAL BANK LOAN OBLIGATIONS (Cost $7,372,889)		7,398,278

Common Stocks - 0.2%
	Shares	Value ($)
UNITED STATES - 0.2%
Communication Services - 0.0%
Media - 0.0%
Main Street Sports Group (h)	529	3,439
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
New Fortress Energy Inc (i)	2,722	40,830
Health Care - 0.2%
Health Care Providers & Services - 0.2%
Cano Health LLC (h)	20,400	255,000
Cano Health LLC warrants (h)(j)	627	2,495
		257,495
TOTAL UNITED STATES		301,764
TOTAL COMMON STOCKS (Cost $431,376)		301,764

Convertible Corporate Bonds - 0.6%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.6%
Communication Services - 0.2%
Media - 0.2%
EchoStar Corp 3.875% 11/30/2030 pay-in-kind	272,476	316,913
Consumer Discretionary - 0.0%
Household Durables - 0.0%
Meritage Homes Corp 1.75% 5/15/2028 (d)	10,000	10,020
Leisure Products - 0.0%
Peloton Interactive Inc 5.5% 12/1/2029 (d)	30,000	58,969
TOTAL CONSUMER DISCRETIONARY		68,989

Financials - 0.2%
Financial Services - 0.2%
Global Payments Inc 1.5% 3/1/2031 (d)	313,000	306,427
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Wolfspeed Inc 1.875% 12/1/2029	204,000	78,540
Software - 0.0%
BlackLine Inc 1% 6/1/2029 (d)	30,000	33,675
TOTAL INFORMATION TECHNOLOGY		112,215

Real Estate - 0.2%
Real Estate Management & Development - 0.2%
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 0.25% 6/15/2026	443,000	396,928
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Sunnova Energy International Inc 0.25% 12/1/2026	92,000	48,451
TOTAL UNITED STATES		1,249,923
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $1,254,137)		1,249,923

Non-Convertible Corporate Bonds - 91.1%
	Principal Amount (a)	Value ($)
AUSTRALIA - 1.6%
Materials - 1.6%
Chemicals - 0.4%
Nufarm Australia Ltd / Nufarm Americas Inc 5% 1/27/2030 (d)	865,000	804,115
Metals & Mining - 1.2%
FMG Resources August 2006 Pty Ltd 4.5% 9/15/2027 (d)	1,140,000	1,111,146
Mineral Resources Ltd 8% 11/1/2027 (d)	1,130,000	1,157,953
		2,269,099
TOTAL AUSTRALIA		3,073,214
BRAZIL - 0.4%
Materials - 0.4%
Metals & Mining - 0.4%
ERO Copper Corp 6.5% 2/15/2030 (d)	740,000	719,650
CANADA - 3.7%
Consumer Discretionary - 0.6%
Hotels, Restaurants & Leisure - 0.6%
1011778 BC ULC / New Red Finance Inc 6.125% 6/15/2029 (d)	1,010,000	1,023,756
Ontario Gaming GTA LP/OTG Co-Issuer Inc 8% 8/1/2030 (d)	115,000	119,029
		1,142,785
Consumer Staples - 0.0%
Household Products - 0.0%
Kronos Acquisition Holdings Inc 8.25% 6/30/2031 (d)	200,000	190,414
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Baytex Energy Corp 7.375% 3/15/2032 (d)	270,000	266,100
Parkland Corp 6.625% 8/15/2032 (d)	510,000	511,193
		777,293
Industrials - 0.5%
Commercial Services & Supplies - 0.5%
Wrangler Holdco Corp 6.625% 4/1/2032 (d)(k)	910,000	930,456
Information Technology - 0.9%
Software - 0.9%
Open Text Corp 3.875% 12/1/2029 (d)	390,000	357,608
Open Text Corp 3.875% 2/15/2028 (d)	1,410,000	1,338,947
Open Text Holdings Inc 4.125% 2/15/2030 (d)	130,000	119,204
		1,815,759
Materials - 1.1%
Chemicals - 1.0%
Methanex Corp 5.25% 12/15/2029	160,000	155,806
NOVA Chemicals Corp 5.25% 6/1/2027 (d)	1,710,000	1,680,349
		1,836,155
Metals & Mining - 0.1%
Hudbay Minerals Inc 4.5% 4/1/2026 (d)	240,000	237,356
TOTAL MATERIALS		2,073,511

Utilities - 0.2%
Gas Utilities - 0.2%
Superior Plus LP / Superior General Partner Inc 4.5% 3/15/2029 (d)	320,000	294,669
TOTAL CANADA		7,224,887
COLOMBIA - 0.2%
Utilities - 0.2%
Independent Power and Renewable Electricity Producers - 0.2%
Enfragen Energia Sur SA 5.375% 12/30/2030 (d)	340,000	293,930
FINLAND - 0.1%
Consumer Discretionary - 0.1%
Leisure Products - 0.1%
Amer Sports Co 6.75% 2/16/2031 (d)	210,000	215,554
FRANCE - 0.4%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
Altice France SA 5.125% 7/15/2029 (d)	350,000	278,512
Iliad Holding SASU 7% 4/15/2032 (d)	200,000	202,783
		481,295
Materials - 0.2%
Chemicals - 0.2%
SPCM SA 3.125% 3/15/2027 (d)	385,000	366,585
TOTAL FRANCE		847,880
GERMANY - 0.0%
Materials - 0.0%
Paper & Forest Products - 0.0%
Mercer International Inc 12.875% 10/1/2028 (d)	20,000	21,594
GHANA - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Tullow Oil PLC 10.25% 5/15/2026 (d)	225,000	204,271
GRAND CAYMAN (UK OVERSEAS TER) - 0.1%
Financials - 0.1%
Financial Services - 0.1%
Azorra Finance Ltd 7.75% 4/15/2030 (d)	140,000	141,779
GUATEMALA - 0.4%
Communication Services - 0.4%
Wireless Telecommunication Services - 0.4%
Millicom International Cellular SA 5.125% 1/15/2028 (d)	900,000	872,037
HONG KONG - 0.1%
Industrials - 0.1%
Marine Transportation - 0.1%
Seaspan Corp 5.5% 8/1/2029 (d)	200,000	184,109
IRELAND - 0.9%
Financials - 0.8%
Financial Services - 0.8%
GGAM Finance Ltd 5.875% 3/15/2030 (d)	395,000	391,058
GGAM Finance Ltd 6.875% 4/15/2029 (d)	260,000	265,277
GGAM Finance Ltd 7.75% 5/15/2026 (d)	540,000	548,462
GGAM Finance Ltd 8% 2/15/2027 (d)	305,000	314,954
		1,519,751
Industrials - 0.1%
Commercial Services & Supplies - 0.1%
Cimpress PLC 7.375% 9/15/2032 (d)	235,000	233,378
TOTAL IRELAND		1,753,129
ITALY - 0.2%
Financials - 0.2%
Banks - 0.2%
UniCredit SpA 5.861% 6/19/2032 (c)(d)	93,000	93,043
UniCredit SpA 7.296% 4/2/2034 (c)(d)	237,000	248,377

TOTAL ITALY		341,420
LUXEMBOURG - 0.0%
Communication Services - 0.0%
Media - 0.0%
Altice Financing SA 5% 1/15/2028 (d)	10,000	8,087
NETHERLANDS - 0.1%
Materials - 0.1%
Containers & Packaging - 0.1%
Trivium Packaging Finance BV 5.5% 8/15/2026 (d)	215,000	213,932
NIGERIA - 0.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
IHS Holding Ltd 7.875% 5/29/2030 (d)	280,000	274,400
NORWAY - 0.2%
Energy - 0.2%
Energy Equipment & Services - 0.2%
Seadrill Finance Ltd 8.375% 8/1/2030 (d)	315,000	321,437
PANAMA - 0.5%
Communication Services - 0.5%
Wireless Telecommunication Services - 0.5%
C&W Senior Finance Ltd 6.875% 9/15/2027 (d)	909,000	909,064
PUERTO RICO - 0.2%
Communication Services - 0.2%
Media - 0.2%
Lcpr Senior Secured Financing Dac 5.125% 7/15/2029 (d)	500,000	406,296
SPAIN - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Grifols SA 4.75% 10/15/2028 (d)	100,000	92,511
TANZANIA - 0.4%
Information Technology - 0.4%
Communications Equipment - 0.4%
HTA Group Ltd/Mauritius 7.5% 6/4/2029 (d)	705,000	711,423
UNITED KINGDOM - 2.3%
Communication Services - 0.5%
Diversified Telecommunication Services - 0.1%
Connect Finco Sarl / Connect Us Finco LLC 9% 9/15/2029 (d)	260,000	233,045
Media - 0.4%
Virgin Media Secured Finance PLC 5.5% 5/15/2029 (d)	740,000	708,808
Consumer Discretionary - 0.3%
Automobile Components - 0.1%
Macquarie Airfinance Holdings Ltd 6.4% 3/26/2029 (d)	65,000	66,980
Macquarie Airfinance Holdings Ltd 8.125% 3/30/2029 (d)	190,000	200,254
		267,234
Specialty Retail - 0.2%
Belron UK Finance PLC 5.75% 10/15/2029 (d)	300,000	297,338
TOTAL CONSUMER DISCRETIONARY		564,572

Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
eG Global Finance PLC 12% 11/30/2028 (d)	615,000	689,731
Health Care - 0.3%
Health Care Providers & Services - 0.3%
180 Medical Inc 3.875% 10/15/2029 (d)	625,000	578,270
Industrials - 0.6%
Aerospace & Defense - 0.6%
Rolls-Royce PLC 5.75% 10/15/2027 (d)	1,115,000	1,131,591
Utilities - 0.2%
Independent Power and Renewable Electricity Producers - 0.2%
California Buyer Ltd / Atlantica Sustainable Infrastructure PLC 6.375% 2/15/2032 (d)	320,000	315,364
ContourGlobal Power Holdings SA 6.75% 2/28/2030 (d)(l)	230,000	229,856
		545,220
TOTAL UNITED KINGDOM		4,451,237
UNITED STATES - 79.1%
Communication Services - 5.2%
Diversified Telecommunication Services - 0.4%
Cogent Communications Group LLC 7% 6/15/2027 (d)	660,000	667,461
Level 3 Financing Inc 11% 11/15/2029 (d)	133,344	151,170
		818,631
Media - 4.8%
CCO Holdings LLC / CCO Holdings Capital Corp 4.5% 8/15/2030 (d)(k)	85,000	77,333
CCO Holdings LLC / CCO Holdings Capital Corp 5% 2/1/2028 (d)(k)	1,780,000	1,732,691
CCO Holdings LLC / CCO Holdings Capital Corp 5.125% 5/1/2027 (d)	2,110,000	2,071,029
CSC Holdings LLC 4.125% 12/1/2030 (d)	160,000	120,785
CSC Holdings LLC 5.375% 2/1/2028 (d)	85,000	74,726
EchoStar Corp 6.75% 11/30/2030 pay-in-kind (c)	316,812	292,450
Lamar Media Corp 3.625% 1/15/2031	915,000	817,123
Nexstar Media Inc 5.625% 7/15/2027 (d)	990,000	976,432
Scripps Escrow II Inc 3.875% 1/15/2029 (d)	410,000	299,009
Sirius XM Radio LLC 5% 8/1/2027 (d)(k)	1,700,000	1,669,334
Sirius XM Radio LLC 5.5% 7/1/2029 (d)(k)	625,000	608,597
TEGNA Inc 5% 9/15/2029 (k)	210,000	197,313
Univision Communications Inc 8% 8/15/2028 (d)	325,000	332,235
		9,269,057
TOTAL COMMUNICATION SERVICES		10,087,688

Consumer Discretionary - 15.9%
Automobile Components - 0.4%
Dana Inc 4.5% 2/15/2032 (k)	380,000	357,902
Patrick Industries Inc 6.375% 11/1/2032 (d)	300,000	295,793
Phinia Inc 6.75% 4/15/2029 (d)	155,000	159,232
		812,927
Automobiles - 0.2%
Thor Industries Inc 4% 10/15/2029 (d)(k)	500,000	456,749
Broadline Retail - 0.9%
Kohl's Corp 4.25% 7/17/2025	25,000	24,821
Match Group Holdings II LLC 3.625% 10/1/2031 (d)	575,000	493,375
Match Group Holdings II LLC 4.125% 8/1/2030 (d)(k)	265,000	239,380
Nordstrom Inc 4.375% 4/1/2030 (k)	930,000	847,431
Wayfair LLC 7.25% 10/31/2029 (d)	190,000	193,876
		1,798,883
Diversified Consumer Services - 0.7%
Service Corp International/US 5.125% 6/1/2029 (k)	1,425,000	1,392,684
Hotels, Restaurants & Leisure - 8.7%
Caesars Entertainment Inc 6% 10/15/2032 (d)(k)	405,000	393,887
Caesars Entertainment Inc 6.5% 2/15/2032 (d)	605,000	612,534
Carnival Corp 6.125% 2/15/2033 (d)	1,360,000	1,365,274
Carnival Corp 7% 8/15/2029 (d)	425,000	445,495
Carnival Corp 7.625% 3/1/2026 (d)	675,000	676,168
Churchill Downs Inc 5.75% 4/1/2030 (d)(k)	455,000	449,473
Hilton Domestic Operating Co Inc 3.625% 2/15/2032 (d)	1,165,000	1,024,368
Hilton Domestic Operating Co Inc 4% 5/1/2031 (d)(k)	2,780,000	2,534,160
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower Inc 6.625% 1/15/2032 (d)	420,000	425,479
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp 4.875% 4/1/2027 (k)	445,000	441,787
Life Time Inc 6% 11/15/2031 (d)	400,000	400,071
NCL Corp Ltd 5.875% 2/15/2027 (d)	350,000	351,606
NCL Corp Ltd 6.75% 2/1/2032 (d)	295,000	299,629
Neogen Food Safety Corp 8.625% 7/20/2030 (d)(k)	115,000	122,909
Royal Caribbean Cruises Ltd 5.5% 4/1/2028 (d)	1,200,000	1,203,555
Royal Caribbean Cruises Ltd 5.625% 9/30/2031 (d)	400,000	397,179
Royal Caribbean Cruises Ltd 6% 2/1/2033 (d)	1,010,000	1,017,999
Royal Caribbean Cruises Ltd 6.25% 3/15/2032 (d)	205,000	208,581
Station Casinos LLC 6.625% 3/15/2032 (d)	310,000	311,770
Wyndham Hotels & Resorts Inc 4.375% 8/15/2028 (d)	525,000	504,409
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp 5.25% 5/15/2027 (d)(k)	870,000	865,002
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp 5.125% 10/1/2029 (d)	380,000	368,300
Yum! Brands Inc 3.625% 3/15/2031 (k)	2,615,000	2,340,477
Yum! Brands Inc 5.35% 11/1/2043	110,000	105,137
		16,865,249
Household Durables - 1.8%
Century Communities Inc 3.875% 8/15/2029 (d)(k)	460,000	418,955
LGI Homes Inc 7% 11/15/2032 (d)	355,000	353,225
LGI Homes Inc 8.75% 12/15/2028 (d)	160,000	169,549
Newell Brands Inc 6.625% 9/15/2029	875,000	897,584
Newell Brands Inc 6.875% 4/1/2036 (k)(m)	490,000	501,291
Tempur Sealy International Inc 3.875% 10/15/2031 (d)	395,000	346,905
TopBuild Corp 4.125% 2/15/2032 (d)	810,000	724,591
		3,412,100
Leisure Products - 0.1%
Mattel Inc 6.2% 10/1/2040	245,000	249,514
Specialty Retail - 1.8%
Asbury Automotive Group Inc 4.625% 11/15/2029 (d)(k)	245,000	232,822
Asbury Automotive Group Inc 5% 2/15/2032 (d)	260,000	243,271
Bath & Body Works Inc 6.625% 10/1/2030 (d)(k)	1,620,000	1,649,397
Foot Locker Inc 4% 10/1/2029 (d)	200,000	171,548
Gap Inc/The 3.875% 10/1/2031 (d)	385,000	337,665
Group 1 Automotive Inc 6.375% 1/15/2030 (d)	195,000	198,199
Hudson Automotive Group 8% 5/15/2032 (d)	125,000	130,791
Sally Holdings LLC / Sally Capital Inc 6.75% 3/1/2032 (k)	205,000	206,543
Wand NewCo 3 Inc 7.625% 1/30/2032 (d)(k)	270,000	279,488
		3,449,724
Textiles, Apparel & Luxury Goods - 1.3%
Crocs Inc 4.125% 8/15/2031 (d)(k)	405,000	355,814
Hanesbrands Inc 4.875% 5/15/2026 (d)(k)	1,115,000	1,106,161
Kontoor Brands Inc 4.125% 11/15/2029 (d)	130,000	120,838
Levi Strauss & Co 3.5% 3/1/2031 (d)(k)	630,000	556,960
William Carter Co/The 5.625% 3/15/2027 (d)	465,000	462,897
		2,602,670
TOTAL CONSUMER DISCRETIONARY		31,040,500

Consumer Staples - 4.8%
Consumer Staples Distribution & Retail - 2.2%
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 3.5% 3/15/2029 (d)	2,810,000	2,585,028
C&S Group Enterprises LLC 5% 12/15/2028 (d)	190,000	162,935
KeHE Distributors LLC / KeHE Finance Corp / NextWave Distribution Inc 9% 2/15/2029 (d)	315,000	327,402
Performance Food Group Inc 6.125% 9/15/2032 (d)(k)	300,000	300,630
US Foods Inc 4.625% 6/1/2030 (d)(k)	180,000	170,321
US Foods Inc 5.75% 4/15/2033 (d)	175,000	170,125
US Foods Inc 7.25% 1/15/2032 (d)(k)	210,000	217,951
Walgreens Boots Alliance Inc 3.2% 4/15/2030	125,000	103,811
Walgreens Boots Alliance Inc 4.1% 4/15/2050	140,000	93,009
Walgreens Boots Alliance Inc 4.5% 11/18/2034	75,000	59,816
Walgreens Boots Alliance Inc 4.65% 6/1/2046	90,000	59,566
Walgreens Boots Alliance Inc 4.8% 11/18/2044	110,000	82,449
		4,333,043
Food Products - 2.0%
Chobani Holdco II LLC 9.5% 10/1/2029 pay-in-kind (c)(d)	200,000	216,607
Chobani LLC / Chobani Finance Corp Inc 7.625% 7/1/2029 (d)	245,000	255,745
Darling Ingredients Inc 5.25% 4/15/2027 (d)(k)	970,000	963,943
Darling Ingredients Inc 6% 6/15/2030 (d)(k)	170,000	169,176
Fiesta Purchaser Inc 7.875% 3/1/2031 (d)	195,000	201,582
Lamb Weston Holdings Inc 4.375% 1/31/2032 (d)	755,000	686,922
Pilgrim's Pride Corp 4.25% 4/15/2031	405,000	376,487
Post Holdings Inc 5.5% 12/15/2029 (d)	590,000	577,602
Post Holdings Inc 6.25% 10/15/2034 (d)(k)	180,000	175,409
Post Holdings Inc 6.375% 3/1/2033 (d)	205,000	201,908
		3,825,381
Household Products - 0.1%
Resideo Funding Inc 6.5% 7/15/2032 (d)	315,000	317,855
Personal Care Products - 0.5%
BellRing Brands Inc 7% 3/15/2030 (d)(k)	350,000	362,794
Prestige Brands Inc 3.75% 4/1/2031 (d)(k)	600,000	533,471
		896,265
TOTAL CONSUMER STAPLES		9,372,544

Energy - 9.4%
Energy Equipment & Services - 0.8%
Archrock Partners LP / Archrock Partners Finance Corp 6.625% 9/1/2032 (d)	305,000	309,178
Kodiak Gas Services LLC 7.25% 2/15/2029 (d)	315,000	324,228
Star Holding LLC 8.75% 8/1/2031 (d)	200,000	194,704
Transocean Inc 8.25% 5/15/2029 (d)	400,000	401,569
Valaris Ltd 8.375% 4/30/2030 (d)	335,000	344,029
		1,573,708
Oil, Gas & Consumable Fuels - 8.6%
Aethon United BR LP / Aethon United Finance Corp 7.5% 10/1/2029 (d)	250,000	256,393
APA Corp 4.25% 1/15/2030 (d)	215,000	202,290
Ascent Resources Utica Holdings LLC / ARU Finance Corp 6.625% 10/15/2032 (d)(k)	80,000	80,668
California Resources Corp 8.25% 6/15/2029 (d)	605,000	621,991
Cheniere Energy Inc 4.625% 10/15/2028 (k)	640,000	627,266
CNX Midstream Partners LP 4.75% 4/15/2030 (d)	160,000	147,452
CNX Resources Corp 7.25% 3/1/2032 (d)	385,000	392,600
CVR CHC LP 5.75% 2/15/2028 (d)	150,000	141,234
DCP Midstream Operating LP 5.6% 4/1/2044	85,000	79,907
DCP Midstream Operating LP 8.125% 8/16/2030	25,000	28,230
Delek Logistics Partners LP / Delek Logistics Finance Corp 8.625% 3/15/2029 (d)(k)	415,000	435,254
EnLink Midstream LLC 5.625% 1/15/2028 (d)	195,000	197,107
EQM Midstream Partners LP 6.5% 7/1/2027 (d)(k)	785,000	801,142
EQM Midstream Partners LP 7.5% 6/1/2027 (d)	555,000	568,924
Eqt Corp 3.9% 10/1/2027 (k)	1,450,000	1,411,789
Genesis Energy LP / Genesis Energy Finance Corp 7.875% 5/15/2032 (k)	100,000	100,260
Global Partners LP / GLP Finance Corp 8.25% 1/15/2032 (d)	130,000	135,689
Harvest Midstream I LP 7.5% 5/15/2032 (d)(k)	380,000	395,446
Hess Midstream Operations LP 5.125% 6/15/2028 (d)	1,070,000	1,053,784
Hess Midstream Operations LP 5.625% 2/15/2026 (d)	325,000	325,111
Hilcorp Energy I LP / Hilcorp Finance Co 6.25% 11/1/2028 (d)	330,000	327,736
Howard Midstream Energy Partners LLC 7.375% 7/15/2032 (d)	200,000	207,914
Kinetik Holdings LP 5.875% 6/15/2030 (d)	270,000	267,890
Kinetik Holdings LP 6.625% 12/15/2028 (d)(k)	405,000	414,133
Matador Resources Co 6.5% 4/15/2032 (d)	345,000	345,856
Murphy Oil Corp 6% 10/1/2032 (k)	200,000	193,298
Murphy Oil USA Inc 3.75% 2/15/2031 (d)	190,000	169,161
PBF Holding Co LLC / PBF Finance Corp 7.875% 9/15/2030 (d)	210,000	210,048
Permian Resources Operating LLC 5.875% 7/1/2029 (d)	200,000	198,000
Permian Resources Operating LLC 6.25% 2/1/2033 (d)	200,000	200,484
Permian Resources Operating LLC 7% 1/15/2032 (d)(k)	630,000	646,677
Sitio Royalties Operating Partnership LP / Sitio Finance Corp 7.875% 11/1/2028 (d)	387,000	402,066
Sunoco LP / Sunoco Finance Corp 4.5% 5/15/2029	1,140,000	1,087,219
Sunoco LP / Sunoco Finance Corp 6% 4/15/2027	25,000	24,968
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 5.5% 1/15/2028 (d)	225,000	220,094
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 12/31/2030 (d)	1,190,000	1,148,684
Talos Production Inc 9% 2/1/2029 (d)	90,000	93,595
Venture Global Calcasieu 3.875% 11/1/2033 (d)	380,000	326,939
Venture Global Calcasieu 3.875% 8/15/2029 (d)	480,000	444,014
Venture Global Calcasieu 4.125% 8/15/2031 (d)	460,000	415,865
Venture Global LNG Inc 7% 1/15/2030 (d)	1,010,000	1,032,300
Venture Global LNG Inc 8.125% 6/1/2028 (d)	320,000	334,415
		16,713,893
TOTAL ENERGY		18,287,601

Financials - 7.1%
Banks - 0.4%
HAT Holdings I LLC / HAT Holdings II LLC 3.375% 6/15/2026 (d)(k)	495,000	479,588
HAT Holdings I LLC / HAT Holdings II LLC 8% 6/15/2027 (d)	250,000	259,896
Western Alliance Bancorp 3% 6/15/2031 (c)	120,000	114,160
		853,644
Capital Markets - 1.6%
Hightower Holding LLC 6.75% 4/15/2029 (d)	605,000	591,807
Jane Street Group / JSG Finance Inc 4.5% 11/15/2029 (d)(k)	210,000	198,300
Jane Street Group / JSG Finance Inc 6.125% 11/1/2032 (d)(k)	275,000	273,673
Jefferies Finance LLC / JFIN Co-Issuer Corp 6.625% 10/15/2031 (d)	300,000	301,410
LPL Holdings Inc 4% 3/15/2029 (d)	1,520,000	1,441,727
VFH Parent LLC / Valor Co-Issuer Inc 7.5% 6/15/2031 (d)	235,000	243,971
		3,050,888
Consumer Finance - 1.6%
Capstone Borrower Inc 8% 6/15/2030 (d)	110,000	115,660
Encore Capital Group Inc 9.25% 4/1/2029 (d)	200,000	214,337
Navient Corp 6.75% 6/15/2026	540,000	549,224
OneMain Finance Corp 3.5% 1/15/2027 (k)	1,145,000	1,101,611
OneMain Finance Corp 6.625% 5/15/2029	200,000	203,195
OneMain Finance Corp 7.125% 11/15/2031	100,000	102,848
OneMain Finance Corp 7.5% 5/15/2031 (k)	805,000	837,413
		3,124,288
Financial Services - 2.1%
Block Inc 2.75% 6/1/2026 (k)	380,000	370,161
Block Inc 6.5% 5/15/2032 (d)	405,000	413,954
Clue Opco LLC 9.5% 10/15/2031 (d)(k)	425,000	448,571
Icahn Enterprises LP / Icahn Enterprises Finance Corp 5.25% 5/15/2027	2,005,000	1,943,328
Nationstar Mortgage Holdings Inc 6.5% 8/1/2029 (d)	305,000	305,699
NFE Financing LLC 12% 11/15/2029 (d)	224,688	234,514
Windstream Services LLC / Windstream Escrow Finance Corp 8.25% 10/1/2031 (d)	375,000	388,133
		4,104,360
Insurance - 1.3%
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 4.25% 10/15/2027 (d)(k)	1,075,000	1,040,084
APH Somerset Investor 2 LLC / APH2 Somerset Investor 2 LLC / APH3 Somerset Inves 7.875% 11/1/2029 (d)	200,000	201,630
Panther Escrow Issuer LLC 7.125% 6/1/2031 (d)	340,000	348,183
Ryan Specialty LLC 4.375% 2/1/2030 (d)(k)	540,000	509,492
Ryan Specialty LLC 5.875% 8/1/2032 (d)	375,000	371,580
		2,470,969
Mortgage Real Estate Investment Trusts (REITs) - 0.1%
Starwood Property Trust Inc 6.5% 7/1/2030 (d)	280,000	282,676
TOTAL FINANCIALS		13,886,825

Health Care - 4.8%
Health Care Equipment & Supplies - 1.5%
Avantor Funding Inc 4.625% 7/15/2028 (d)(k)	1,195,000	1,155,310
Hologic Inc 4.625% 2/1/2028 (d)	850,000	831,350
Medline Borrower LP/Medline Co-Issuer Inc 6.25% 4/1/2029 (d)	615,000	624,915
Teleflex Inc 4.25% 6/1/2028 (d)	235,000	226,056
		2,837,631
Health Care Providers & Services - 1.9%
Centene Corp 2.45% 7/15/2028	75,000	67,909
DaVita Inc 4.625% 6/1/2030 (d)	365,000	339,612
HAH Group Holding Co LLC 9.75% 10/1/2031 (d)	160,000	160,912
HealthEquity Inc 4.5% 10/1/2029 (d)	160,000	150,991
Molina Healthcare Inc 3.875% 5/15/2032 (d)(k)	510,000	448,478
Surgery Center Holdings Inc 7.25% 4/15/2032 (d)	300,000	299,253
Tenet Healthcare Corp 4.625% 6/15/2028 (k)	1,810,000	1,749,551
Tenet Healthcare Corp 6.125% 6/15/2030	465,000	467,759
		3,684,465
Health Care Technology - 0.4%
IQVIA Inc 5% 5/15/2027 (d)	820,000	812,113
Life Sciences Tools & Services - 0.4%
Charles River Laboratories International Inc 3.75% 3/15/2029 (d)	795,000	734,108
Charles River Laboratories International Inc 4.25% 5/1/2028 (d)	90,000	86,088
		820,196
Pharmaceuticals - 0.6%
Jazz Securities DAC 4.375% 1/15/2029 (d)	350,000	333,394
Organon & Co / Organon Foreign Debt Co-Issuer BV 4.125% 4/30/2028 (d)	840,000	796,723
		1,130,117
TOTAL HEALTH CARE		9,284,522

Industrials - 13.2%
Aerospace & Defense - 2.6%
BWX Technologies Inc 4.125% 6/30/2028 (d)	795,000	753,682
Howmet Aerospace Inc 5.95% 2/1/2037	400,000	414,892
Howmet Aerospace Inc 6.75% 1/15/2028 (k)	665,000	700,520
Moog Inc 4.25% 12/15/2027 (d)	1,025,000	984,841
TransDigm Inc 6.75% 8/15/2028 (d)	2,190,000	2,225,588
		5,079,523
Air Freight & Logistics - 0.1%
Rand Parent LLC 8.5% 2/15/2030 (d)(k)	430,000	445,906
Building Products - 1.8%
Advanced Drainage Systems Inc 5% 9/30/2027 (d)(k)	1,320,000	1,302,132
Builders FirstSource Inc 4.25% 2/1/2032 (d)	890,000	802,551
Standard Building Solutions Inc 6.5% 8/15/2032 (d)	195,000	196,935
Standard Industries Inc/NY 4.375% 7/15/2030 (d)(k)	1,300,000	1,207,348
		3,508,966
Commercial Services & Supplies - 3.3%
ADT Security Corp/The 4.125% 8/1/2029 (d)(k)	385,000	361,737
ADT Security Corp/The 4.875% 7/15/2032 (d)	565,000	525,697
Allied Universal Holdco LLC 7.875% 2/15/2031 (d)	310,000	317,841
Artera Services LLC 8.5% 2/15/2031 (d)	1,025,000	1,012,746
Brand Industrial Services Inc 10.375% 8/1/2030 (d)	320,000	329,738
CoreCivic Inc 8.25% 4/15/2029	205,000	216,787
GEO Group Inc/The 8.625% 4/15/2029	240,000	253,628
GFL Environmental Inc 6.75% 1/15/2031 (d)	155,000	160,798
Madison IAQ LLC 4.125% 6/30/2028 (d)	975,000	931,766
Prime Security Services Borrower LLC / Prime Finance Inc 3.375% 8/31/2027 (d)	2,225,000	2,100,094
Waste Pro USA Inc 7% 2/1/2033 (d)	180,000	182,003
		6,392,835
Construction & Engineering - 0.8%
AECOM 5.125% 3/15/2027 (k)	1,485,000	1,476,706
Electrical Equipment - 0.5%
Vertiv Group Corp 4.125% 11/15/2028 (d)(k)	945,000	897,369
Ground Transportation - 0.4%
Genesee & Wyoming Inc 6.25% 4/15/2032 (d)	305,000	305,821
XPO Inc 6.25% 6/1/2028 (d)(k)	325,000	329,297
XPO Inc 7.125% 2/1/2032 (d)	105,000	108,355
		743,473
Industrial Conglomerates - 0.4%
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp 4.25% 2/1/2027 (d)(k)	845,000	822,028
Machinery - 0.7%
Allison Transmission Inc 3.75% 1/30/2031 (d)	1,115,000	994,970
Esab Corp 6.25% 4/15/2029 (d)	370,000	374,981
		1,369,951
Passenger Airlines - 1.1%
American Airlines Inc 7.25% 2/15/2028 (d)(k)	175,000	179,075
American Airlines Inc 8.5% 5/15/2029 (d)	345,000	363,477
American Airlines Inc/AAdvantage Loyalty IP Ltd 5.5% 4/20/2026 (d)	175,000	174,900
United Airlines Inc 4.375% 4/15/2026 (d)	1,440,000	1,419,177
		2,136,629
Professional Services - 0.6%
Amentum Holdings Inc 7.25% 8/1/2032 (d)	240,000	243,311
Booz Allen Hamilton Inc 4% 7/1/2029 (d)	155,000	146,332
Science Applications International Corp 4.875% 4/1/2028 (d)	150,000	145,309
TriNet Group Inc 3.5% 3/1/2029 (d)	710,000	653,149
		1,188,101
Trading Companies & Distributors - 0.9%
Beacon Roofing Supply Inc 6.5% 8/1/2030 (d)	230,000	237,187
Fortress Transportation and Infrastructure Investors LLC 5.875% 4/15/2033 (d)(k)	300,000	287,031
Fortress Transportation and Infrastructure Investors LLC 7% 6/15/2032 (d)(k)	395,000	400,455
Fortress Transportation and Infrastructure Investors LLC 7.875% 12/1/2030 (d)	310,000	323,438
United Rentals North America Inc 6.125% 3/15/2034 (d)	515,000	515,839
		1,763,950
TOTAL INDUSTRIALS		25,825,437

Information Technology - 5.3%
Electronic Equipment, Instruments & Components - 1.6%
Coherent Corp 5% 12/15/2029 (d)	1,600,000	1,539,780
CPI CG Inc 10% 7/15/2029 (d)	110,000	118,789
Insight Enterprises Inc 6.625% 5/15/2032 (d)	165,000	167,764
Lightning Power LLC 7.25% 8/15/2032 (d)	190,000	196,243
Sensata Technologies Inc 3.75% 2/15/2031 (d)	1,165,000	1,028,096
		3,050,672
IT Services - 1.1%
Acuris Finance US Inc / Acuris Finance SARL 5% 5/1/2028 (d)	110,000	101,915
Acuris Finance US Inc / Acuris Finance SARL 9% 8/1/2029 (d)	215,000	214,783
ASGN Inc 4.625% 5/15/2028 (d)	965,000	927,939
Gartner Inc 3.625% 6/15/2029 (d)(k)	220,000	205,953
Gartner Inc 4.5% 7/1/2028 (d)	660,000	644,378
		2,094,968
Semiconductors & Semiconductor Equipment - 1.2%
Broadcom Inc 2.45% 2/15/2031 (d)	420,000	363,257
Entegris Inc 4.375% 4/15/2028 (d)	730,000	703,324
ON Semiconductor Corp 3.875% 9/1/2028 (d)	545,000	513,963
Qorvo Inc 4.375% 10/15/2029 (k)	505,000	477,397
Wolfspeed Inc 7.9583% 6/23/2030 (c)(d)(g)(h)	350,402	337,262
		2,395,203
Software - 0.6%
Crowdstrike Holdings Inc 3% 2/15/2029 (k)	525,000	482,120
Elastic NV 4.125% 7/15/2029 (d)	235,000	219,771
Ellucian Holdings Inc 6.5% 12/1/2029 (d)	100,000	100,603
Fair Isaac Corp 4% 6/15/2028 (d)(k)	450,000	428,639
		1,231,133
Technology Hardware, Storage & Peripherals - 0.8%
Seagate HDD Cayman 8.25% 12/15/2029	1,425,000	1,528,423
TOTAL INFORMATION TECHNOLOGY		10,300,399

Materials - 6.3%
Chemicals - 2.2%
Avient Corp 6.25% 11/1/2031 (d)	200,000	199,605
Axalta Coating Systems LLC / Axalta Coating Systems Dutch Holding B BV 4.75% 6/15/2027 (d)	935,000	917,109
Chemours Co/The 4.625% 11/15/2029 (d)	185,000	164,259
Chemours Co/The 5.75% 11/15/2028 (d)	505,000	479,114
Kobe US Midco 2 Inc 9.25% 11/1/2026 pay-in-kind (c)(d)	253,575	225,682
LSB Industries Inc 6.25% 10/15/2028 (d)	210,000	206,823
Mativ Holdings Inc 8% 10/1/2029 (d)	200,000	190,555
Methanex US Operations Inc 6.25% 3/15/2032 (d)	295,000	294,431
Olympus Water US Holding Corp 9.75% 11/15/2028 (d)	245,000	259,386
Tronox Inc 4.625% 3/15/2029 (d)(k)	570,000	516,221
WR Grace Holdings LLC 4.875% 6/15/2027 (d)	685,000	669,604
WR Grace Holdings LLC 7.375% 3/1/2031 (d)	85,000	87,691
		4,210,480
Construction Materials - 0.7%
Eco Material Technologies Inc 7.875% 1/31/2027 (d)	120,000	122,034
Quikrete Holdings Inc 6.375% 3/1/2032 (d)	290,000	290,000
Smyrna Ready Mix Concrete LLC 8.875% 11/15/2031 (d)	375,000	399,769
Summit Materials LLC / Summit Materials Finance Corp 7.25% 1/15/2031 (d)	160,000	172,600
VM Consolidated Inc 5.5% 4/15/2029 (d)(k)	345,000	334,897
		1,319,300
Containers & Packaging - 2.4%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 3.25% 9/1/2028 (d)	570,000	515,490
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 6% 6/15/2027 (d)	160,000	159,151
Ball Corp 3.125% 9/15/2031	640,000	550,012
Graphic Packaging International LLC 3.75% 2/1/2030 (d)(k)	700,000	639,634
Graphic Packaging International LLC 6.375% 7/15/2032 (d)	400,000	403,544
Mauser Packaging Solutions Holding Co 7.875% 4/15/2027 (d)	430,000	438,153
OI European Group BV 4.75% 2/15/2030 (d)	150,000	136,341
Sealed Air Corp 5% 4/15/2029 (d)	950,000	921,198
Sealed Air Corp 6.875% 7/15/2033 (d)(k)	445,000	467,533
Sealed Air Corp/Sealed Air Corp US 7.25% 2/15/2031 (d)(k)	400,000	415,774
		4,646,830
Metals & Mining - 1.0%
Alcoa Nederland Holding BV 7.125% 3/15/2031 (d)	80,000	82,982
Arsenal AIC Parent LLC 8% 10/1/2030 (d)	130,000	135,157
Cleveland-Cliffs Inc 7% 3/15/2032 (d)(k)	595,000	593,542
Kaiser Aluminum Corp 4.625% 3/1/2028 (d)(k)	800,000	770,891
Novelis Corp 3.875% 8/15/2031 (d)	385,000	337,251
Roller Bearing Co of America Inc 4.375% 10/15/2029 (d)	110,000	103,469
		2,023,292
Paper & Forest Products - 0.0%
Magnera Corp 7.25% 11/15/2031 (d)	140,000	138,075
TOTAL MATERIALS		12,337,977

Real Estate - 3.1%
Diversified REITs - 0.1%
Safehold GL Holdings LLC 2.85% 1/15/2032	280,000	236,538
Health Care REITs - 0.2%
MPT Operating Partnership LP / MPT Finance Corp 3.5% 3/15/2031	320,000	214,568
MPT Operating Partnership LP / MPT Finance Corp 8.5% 2/15/2032 (d)(l)	250,000	253,877
		468,445
Hotel & Resort REITs - 0.3%
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer 7% 2/1/2030 (d)	140,000	143,298
Service Properties Trust 5.5% 12/15/2027	415,000	399,440
Service Properties Trust Series 10YR, 3.95% 1/15/2028	75,000	66,237
		608,975
Real Estate Management & Development - 0.8%
Greystar Real Estate Partners LLC 7.75% 9/1/2030 (d)	95,000	100,618
Howard Hughes Corp/The 4.375% 2/1/2031 (d)	825,000	735,903
Kennedy-Wilson Inc 4.75% 2/1/2030 (k)	220,000	198,004
Taylor Morrison Communities Inc 5.75% 1/15/2028 (d)	450,000	450,945
		1,485,470
Specialized REITs - 1.7%
Iron Mountain Inc 4.875% 9/15/2029 (d)(k)	2,715,000	2,602,725
SBA Communications Corp 3.875% 2/15/2027	750,000	725,696
		3,328,421
TOTAL REAL ESTATE		6,127,849

Utilities - 4.0%
Electric Utilities - 3.7%
Clearway Energy Operating LLC 3.75% 2/15/2031 (d)(k)	1,615,000	1,430,015
Clearway Energy Operating LLC 4.75% 3/15/2028 (d)	195,000	188,656
FirstEnergy Corp 2.25% 9/1/2030	825,000	709,606
Nextera Energy Operating Partners LP 7.25% 1/15/2029 (d)(k)	405,000	407,475
NRG Energy Inc 5.25% 6/15/2029 (d)(k)	625,000	608,861
NRG Energy Inc 6% 2/1/2033 (d)	200,000	195,408
NRG Energy Inc 6.25% 11/1/2034 (d)(k)	200,000	197,068
PG&E Corp 5% 7/1/2028	910,000	876,846
Vistra Operations Co LLC 5% 7/31/2027 (d)	2,395,000	2,361,039
Vistra Operations Co LLC 7.75% 10/15/2031 (d)	200,000	211,133
		7,186,107
Independent Power and Renewable Electricity Producers - 0.3%
Alpha Generation LLC 6.75% 10/15/2032 (d)	235,000	237,610
Sunnova Energy Corp 11.75% 10/1/2028 (d)	105,000	73,369
Sunnova Energy Corp 5.875% 9/1/2026 (d)	115,000	93,873
TerraForm Power Operating LLC 4.75% 1/15/2030 (d)	130,000	120,074
		524,926
TOTAL UTILITIES		7,711,033

TOTAL UNITED STATES		154,262,375
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $180,620,791)		177,544,216

Preferred Securities - 1.6%
	Principal Amount (a)	Value ($)
UNITED STATES - 1.6%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Plains All American Pipeline LP CME Term SOFR 3 month Index + 4.11%, 8.8951% (b)(c)(n)	390,000	396,541
Financials - 1.4%
Banks - 0.9%
Citigroup Inc 6.75% (c)(n)	515,000	524,269
Citigroup Inc 7.125% (c)(n)	375,000	390,578
JPMorgan Chase & Co 6.5% (c)(n)	390,000	394,325
Wells Fargo & Co 7.625% (c)(k)(n)	320,000	343,652
		1,652,824
Capital Markets - 0.3%
Charles Schwab Corp/The 4% (c)(n)	120,000	107,316
Charles Schwab Corp/The 5.375% (c)(n)	225,000	226,098
Goldman Sachs Group Inc/The 6.85% (c)(n)	290,000	293,087
		626,501
Consumer Finance - 0.2%
Ally Financial Inc 4.7% (c)(n)	100,000	91,852
Ally Financial Inc 4.7% (c)(n)	385,000	372,992
		464,844
TOTAL FINANCIALS		2,744,169

TOTAL UNITED STATES		3,140,710
TOTAL PREFERRED SECURITIES (Cost $2,877,590)		3,140,710

U.S. Treasury Obligations - 0.1%
	Yield (%) (o)	Principal Amount (a)	Value ($)
US Treasury Notes 4.125% 11/15/2032 (Cost $193,451)	4.40	197,000	192,652

Money Market Funds - 15.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (p)	4.37	6,197,864	6,199,104
Fidelity Securities Lending Cash Central Fund (p)(q)	4.37	23,007,757	23,010,057
TOTAL MONEY MARKET FUNDS (Cost $29,209,161)			29,209,161

TOTAL INVESTMENT IN SECURITIES - 112.8% (Cost $222,759,395)	219,842,947
NET OTHER ASSETS (LIABILITIES) - (12.8)%	(24,904,682)
NET ASSETS - 100.0%	194,938,265

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $148,569,033 or 76.2% of net assets.

(e)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(f)	A coupon rate of 0% signifies an unsettled loan. The coupon rate will be determined upon settlement of the loan after period end.
(g)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $347,891 and $339,895, respectively.

(h)	Level 3 security
(i)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $40,830 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(j)	Non-income producing
(k)	Security or a portion of the security is on loan at period end.
(l)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(m)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(n)	Security is perpetual in nature with no stated maturity date.
(o)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(p)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(q)	Investment made with cash collateral received from securities on loan.

Additional information on each lock-up table restriction is as follows:
Security	Restriction Expiration Date
New Fortress Energy Inc	2025-05-22

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	6,941,727	47,001,024	47,743,565	257,432	(82)	-	6,199,104	6,197,864	0.0%
Fidelity Securities Lending Cash Central Fund	-	85,445,589	62,435,532	30,549	-	-	23,010,057	23,007,757	0.1%
Total	6,941,727	132,446,613	110,179,097	287,981	(82)	-	29,209,161	29,205,621

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.  U.S. Treasury Obligations, Bank Loan Obligations, Convertible Corporate Bonds, Non-Convertible Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Asset-Backed Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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